Financial Assets and Liabilities - Investments measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Amortized Cost	$ 697,887	$ 471,482
Unrealized Gains	85,473	39,190
Unrealized Losses	(4)	(34)
Fair Value	783,356	510,638
Debt Investments
Disclosure of financial assets [line items]
Amortized Cost	673,867	448,212
Unrealized Gains	5,556	528
Unrealized Losses	(4)	(34)
Fair Value	679,419	448,706
Debt Investments | U.S. treasury securities
Disclosure of financial assets [line items]
Amortized Cost	294,103	101,563
Unrealized Gains	2,017	203
Unrealized Losses	(2)	(7)
Fair Value	296,118	101,759
Debt Investments | Agency securities
Disclosure of financial assets [line items]
Amortized Cost	24,280	26,936
Unrealized Gains	306	33
Unrealized Losses	0	(3)
Fair Value	24,586	26,966
Debt Investments | Certificates of deposit and time deposits
Disclosure of financial assets [line items]
Amortized Cost	15,399	24,126
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	15,399	24,126
Debt Investments | Commercial paper
Disclosure of financial assets [line items]
Amortized Cost	31,937	94,035
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	31,937	94,035
Debt Investments | Corporate debt securities
Disclosure of financial assets [line items]
Amortized Cost	305,448	201,552
Unrealized Gains	3,205	292
Unrealized Losses	(2)	(24)
Fair Value	308,651	201,820
Debt Investments | Municipal securities
Disclosure of financial assets [line items]
Amortized Cost	2,700
Unrealized Gains	28
Unrealized Losses	0
Fair Value	2,728
Equity Investments
Disclosure of financial assets [line items]
Amortized Cost	24,020	23,270
Unrealized Gains	79,917	38,662
Unrealized Losses	0	0
Fair Value	103,937	61,932
Equity Investments | Marketable equity securities
Disclosure of financial assets [line items]
Amortized Cost	20,270	20,270
Unrealized Gains	79,917	38,662
Unrealized Losses	0	0
Fair Value	100,187	58,932
Equity Investments | Non-marketable equity securities
Disclosure of financial assets [line items]
Amortized Cost	3,750	3,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	$ 3,750	$ 3,000